PGIM Target Date 2060 Fund
Schedule of Investments (unaudited) as of April 30, 2026
Description	Shares	Value
Long-Term Investments 100.1%
Affiliated Exchange-Traded Fund 3.3%
Fixed Income
PGIM Total Return Bond ETF (cost $359,247)	8,536	$354,842
Affiliated Mutual Funds 96.8%
Domestic Equity 56.0%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	43,938	697,297
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	85,415	4,304,054
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	89,835	976,509
		5,977,860
International Equity 40.8%
PGIM Global Real Estate Fund (Class R6)	23,435	535,025
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	69,467	1,098,273
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	151,876	2,720,093
		4,353,391

Total Affiliated Mutual Funds (cost $7,500,521)		10,331,251

Total Long-Term Investments (cost $7,859,768)		10,686,093

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $23,984)	23,984	23,984

TOTAL INVESTMENTS 100.3% (cost $7,883,752)(wa)		10,710,077
Liabilities in excess of other assets (0.3)%		(37,064)

Net Assets 100.0%		$10,673,013

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2060 Fund